REVENUE RECOGNITION - Contract liability activity (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
REVENUE RECOGNITION
Beginning balance	$ 1,121	$ 643
Recognition of revenue recorded as a contract liability	(1,121)	(643)
Deferred of revenue billed in the current period, net of recognition of revenue	662	197
Ending balance	$ 662	$ 197